SHORT-TERM INVESTMENTS (Schedule of Amortized Cost, Gross Unrecognized Holding Gains and Losses, Gross Unrealized Gain in Accumulated Other Comprehensive Income, and Estimated Fair Value of Investments) (Details) - CNY (¥)
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Held-to-maturity investments
Amortized Cost	¥ 64,700,000
Gross unrecognized holding gains
Gross unrecognized holding loss
Gross unrealized gain in accumulated other comprehensive income
Estimated Fair value	64,700,000
Available-for-sale investments
Amortized Cost	171,163,000
Gross unrecognized holding gains
Gross unrecognized holding loss
Gross unrealized gain in accumulated other comprehensive income	3,648,000
Estimated Fair value	¥ 174,811,000
Fixed-Rate Financial Products [Member]
Held-to-maturity investments
Amortized Cost		¥ 151,790
Gross unrecognized holding gains
Gross unrecognized holding loss
Gross unrealized gain in accumulated other comprehensive income
Estimated Fair value		151,790
Adjustable-Rate Financial Products [Member]
Available-for-sale investments
Amortized Cost		102,290
Gross unrecognized holding gains
Gross unrecognized holding loss
Gross unrealized gain in accumulated other comprehensive income		1,312
Estimated Fair value		¥ 103,602